ACCOUNTS RECEIVABLE (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Accounts Receivable 1	$ 10,392
Accounts Receivable 2	8,812
Accounts Receivable 3	10,100
Accounts Receivable 4	$ 3,535